UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Vice President & Chief Financial Officer
Phone:                              319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     10/29/2008
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $155,067 (in thousands)

List of Other Included Managers:         NONE

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FORM 13F INFORMATION TABLE

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

                              TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS       CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                        Common     00206R102    2,796  100,160  SH         Sole             100,160
Abbott Laboratories             Common     002824100   10,077  175,000  SH         Sole             175,000
Agilysys Inc                    Common     00847J105    3,407  337,666  SH         Sole             337,666
Alliant Energy Corporation      Common     018802108    3,936  122,200  SH         Sole             122,200
American Strategic Inc Port II  Common     030099105      240   25,420  SH         Sole              25,420
Anheuser-Busch Companies Inc    Common     035229103      260    4,000  SH         Sole               4,000
BCE Inc                         Common     05534B760      515   14,823  SH         Sole              14,823
BRE Properties Inc              Common     05564E106      882   18,000  SH         Sole              18,000
Bank of America Corporation     Common     060505104    4,900  140,000  SH         Sole             140,000
Bemis Company Inc               Common     081437105      823   31,400  SH         Sole              31,400
Boeing Company                  Common     097023105    3,728   65,000  SH         Sole              65,000
Burlington Northern Santa Fe    Common     12189T104    1,493   16,158  SH         Sole              16,158
Cincinnati Financial Corp       Common     172062101    9,109  320,276  SH         Sole             320,276
ConocoPhillips                  Common     20825C104      737   10,059  SH         Sole              10,059
Cummins Inc                     Common     231021106    3,418   78,180  SH         Sole              78,180
Dean Foods Company              Common     242370104    1,127   48,261  SH         Sole              48,261
Deere & Company                 Common     244199105      990   20,000  SH         Sole              20,000
Del Monte Foods Co              Common     24522P103      157   20,097  SH         Sole              20,097
Dow Chemical Company            Common     260543103    5,403  170,000  SH         Sole             170,000
Duke Energy Corporation         Common     26441C105    2,583  148,192  SH         Sole             148,192
Emerson Electric Co             Common     291011104      514   12,600  SH         Sole              12,600
Exxon Mobil Corporation         Common     30231G102    3,106   40,000  SH         Sole              40,000
FairPoint Communications        Common     305560104        9    1,054  SH         Sole               1,054
Federal-Mogul Corporation       Common     313549404      859   68,457  SH         Sole              68,457
Fidelity National Information   Common     31620M106      180    9,758  SH         Sole               9,758
Fidelity NationalFinancial Inc  Common     31620R105      326   22,201  SH         Sole              22,201
Arthur J Gallagher & Co         Common     363576109      265   10,321  SH         Sole              10,321
General Electric Company        Common     369604103    7,013  275,000  SH         Sole             275,000
Great Plains Energy Inc         Common     391164100      440   19,787  SH         Sole              19,787
H J Heinz Company               Common     423074103    2,249   45,000  SH         Sole              45,000
Honeywell International Inc     Common     438516106    1,454   35,000  SH         Sole              35,000
Hospira Inc                     Common     441060100      611   16,000  SH         Sole              16,000
IDEARC INC                      Common     451663108        3    2,799  SH         Sole               2,799
Intel Corporation               Common     458140100      749   40,000  SH         Sole              40,000
JPMorgan Chase & Co             Common     46625H100    2,696   57,736  SH         Sole              57,736
Johnson & Johnson               Common     478160104    2,078   30,000  SH         Sole              30,000
Lender Processing Services Inc  Common     52602E102      149    4,879  SH         Sole               4,879
Medtronic Inc                   Common     585055106      501   10,000  SH         Sole              10,000
Mirant Corporation              Common     60467R100      518   28,342  SH         Sole              28,342
Newell Rubbermaid Inc           Common     651229106      790   45,766  SH         Sole              45,766
Nicor Inc                       Common     654086107    1,774   40,000  SH         Sole              40,000
Old Republic International Cor  Common     680223104    3,247  254,690  SH         Sole             254,690
Owens Corning Inc               Common     690742101    4,797  200,644  SH         Sole             200,644
Penwest Pharmaceuticals Co.     Common     709754105       62   30,000  SH         Sole              30,000
PepsiCo Inc                     Common     713448108    1,425   20,000  SH         Sole              20,000
Pfizer Inc                      Common     717081103      738   40,000  SH         Sole              40,000
Piper Jaffray Cos               Common     724078100      360    8,329  SH         Sole               8,329
Procter & Gamble Company        Common     742718109    5,296   76,000  SH         Sole              76,000
Progress Energy Inc             Common     743263105      825   19,131  SH         Sole              19,131
QCR Holdings Inc                Common     74727A104    1,106   83,181  SH         Sole              83,181
Royal Dutch Shell ADR           Common     780259206    1,770   30,000  SH         Sole              30,000
Schering-Plough Corporation     Common     806605101      185   10,000  SH         Sole              10,000
Schlumberger Limited            Common     806857108    1,562   20,000  SH         Sole              20,000
Spectra Energy Corporation      Common     847560109    1,763   74,096  SH         Sole              74,096
Terra Industries Inc.           Common     880915103      940   31,969  SH         Sole              31,969
Treehouse Foods Inc             Common     89469A104      287    9,652  SH         Sole               9,652
UAL Corporation                 Common     902549807      120   13,678  SH         Sole              13,678
U S Bancorp                     Common     902973304   26,935  747,784  SH         Sole             747,784
Vectren Corporation             Common     92240G101      742   26,658  SH         Sole              26,658
Verizon Communications Inc      Common     92343V104    1,797   55,997  SH         Sole              55,997
Wells Fargo & Company           Common     949746101    9,386  250,086  SH         Sole             250,086
Windstream Corporation          Common     97381W104      142   12,942  SH         Sole              12,942
Wintrust Financial Corporation  Common     97650W108    6,766  230,523  SH         Sole             230,523
Xcel Energy, Inc.               Common     98389B100    1,799   90,000  SH         Sole              90,000
Montpelier Re Holdings Ltd      Common     G62185106      152    9,189  SH         Sole               9,189
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Report Summary                    Data Records 65     155,067            0 other managers on whose behalf report is filed

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